Related Party Transactions Disclosure of related party (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of related party [Abstract]
Disclosure of information about key management personnel
The remuneration of directors and other members of key management personnel during the year was as follows:

	2021	2020 (4)
Salaries and short-term benefits (1)	$18,592	$14,809
Post-employment benefits (2)	1,130	930
Share-based payments (3)	640	2,143
	$20,362	$17,882
(1)Includes annual salary and short-term incentives or bonuses earned in the year.
(2)Includes annual contributions to retirement savings plans made by the Company.
(3)Includes annual RSUs, PSUs, stock option and common share grants.
(4)Recast to provide consistency with current presentation.